Financial instruments - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022	Dec. 01, 2021
Disclosure of detailed information about financial instruments [table]
Income before income taxes	$ 102,453	$ 121,572	$ 64,976
Disclosure of detailed information about financial instruments [line items]
Consideration payable on acquisition	33,414	27,812
Gross obligation under put option, redemption amount	86,700
Income before income taxes	102,453	121,572	$ 64,976
Level 3 of fair value hierarchy | Recurring fair value measurement | Derivative warrant liability
Disclosure of detailed information about financial instruments [line items]
Change in fair value	(2,654)
Security price risk
Disclosure of detailed information about financial instruments [table]
Income before income taxes	$ 1,100	$ 1,800
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in the price of long-term investments	10.00%	10.00%
Income before income taxes	$ 1,100	$ 1,800
Percentage of decrease in the price of long-term investments	10.00%
Moneda
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	$ 71,000
Consideration payable on acquisition	25,500				$ 25,491
VBI
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	9,100
Consideration payable on acquisition	$ 8,400			$ 8,355